Prospectus Supplement dated Oct. 15, 2004*

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Product Name                                                                    Prospectus Form #

American Express Retirement Advisor Advantage(R) Variable Annuity
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American Express Retirement Advisor Select Variable Annuity(R)                  S-6406 G (4/04)

American Express Retirement Advisor Advantage(R) Variable Annuity
American Express Retirement Advisor Select Variable Annuity(R) NY               S-6410 D (4/04)

The following FUND NAME changes will be effective on Oct. 15, 2004:

Old Name                                                                        New  Name
INVESCO VIF - Dynamics Fund, Series I Shares                                    AIM V.I. Dynamics Fund, Series I Shares

INVESCO VIF - Financial Services Fund, Series I Shares                          AIM V.I. Financial Services Fund, Series I Shares

INVESCO VIF - Technology Fund, Series I Shares                                  AIM V.I. Technology Fund, Series I Shares
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S-6406-25 A (10/04)

* Valid until next prospectus update.
Destroy May 1, 2005